OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2017
OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION [Abstract]
OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION
NOTE 8 -        OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION

Accrued expenses:

	December 31,
	2017	2016

Employees and payroll accruals	$3,814	$3,386
Accrued expenses	711	838
Authorities	957	1,722
Advances from customers	863	1,861
Deferred income	254	441
Warranty provision	306	338
Accrued royalties	1,180	1,176
Other	246	74

	$8,331	$9,836